Investments in equity method investee (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Cash contribution		$ 1,631	¥ 10,562
Share of loss in equity method investment		1,580	10,236
Gain on disposal of investment		$ 1,493	¥ 9,674
Automoney [Member]
Schedule of Equity Method Investments [Line Items]
Equity percentage	50.00%		10.00%
Cash contribution	¥ 10,562
Share of loss in equity method investment			¥ 10,236
Equity percentage disposed			40.00%
Cash consideration received upon disposal of equity interest			¥ 10,000
Gain on disposal of investment			¥ 9,674
Equity method investments